Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Significant Assumptions Used in Group's Impairment Assessments (FVLCOD calculations)
Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2020		2019		2018
US$ Gold price per ounce – year 1	US$	1,600	US$	1,500	US$	1,200
US$ Gold price per ounce – year 2	US$	1,700	US$	1,400	US$	1,300
US$ Gold price per ounce – year 3	US$	1,600	US$	1,400	US$	1,300
US$ Gold price per ounce – year 4 onwards	US$	1,500	US$	1,350	US$	1,300
Rand Gold price per kilogram – year 1	R	900,000	R	700,000	R	525,000
Rand Gold price per kilogram – year 2	R	850,000	R	650,000	R	550,000
Rand Gold price per kilogram – year 3	R	800,000	R	650,000	R	550,000
Rand Gold price per kilogram – year 4 onwards	R	750,000	R	630,000	R	550,000
A$ Gold price per ounce – year 1	A$	2,190	A$	2,150	A$	1,600
A$ Gold price per ounce – year 2	A$	2,300	A$	1,970	A$	1,700
A$ Gold price per ounce – year 3	A$	2,200	A$	1,970	A$	1,700
A$ Gold price per ounce – year 4 onwards	A$	2,000	A$	1,850	A$	1,700
US$ Copper price per tonne – year 1	US$	5,797	US$	5,730	US$	5,951
US$ Copper price per tonne – year 2 onwards	US$	6,612	US$	6,612	US$	6,612
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
• South Africa (with infrastructure)	US$	6	US$	16	US$	17
• Ghana (with infrastructure)	US$	76	US$	70	US$	44
• Peru (with infrastructure)	US$	34	US$	34	US$	70
• Australia (with infrastructure)	US$	88	US$	77	US$	28
• Chile (without infrastructure)	US$	4		—		—
Discount rates
• South Africa – nominal		14.5%		14.1%		13.5%
• Ghana – real		8.4%		8.5%		9.5%
• Peru – real		4.5%		5.0%		4.9%
• Australia – real		3.5%		3.5%		3.4%
• Chile - real		6.0%		—		—
Inflation rate – South Africa 1		4.7%		5.3%		5.5%
Life-of-mine
• South Deep		86 years		75 years		75 years
• Tarkwa		14 years		14 years		14 years
• Damang		5 years		6 years		7 years

• Cerro Corona	10 years	13 years	12 years
• St Ives	8 years	9 years	7 years
• Agnew	5 years	4 years	4 years
• Granny Smith	10 years	13 years	12 years
• Gruyere	9 years	11 years	12 years
• Salares Norte	12 years	—	—
Long-term exchange rates
US$/ZAR – year 1	17.50	14.50	13.61
US$/ZAR – year 2 onwards	15.55	14.50	13.16
A$/US$ – year 1	0.76	0.70	0.75
A$/US$ – year 2	0.74	0.71	0.76
A$/US$ – year 3	0.73	0.71	0.76
A$/US$ – year 4 onwards	0.75	0.73	0.76

1
Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa. In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.

Summary of Key assumptions used in the Income and Market Approach
The key assumptions used in the income and market approach are as follows:

	2020		2019
US$ Gold price per ounce – year 1 to 3	US$	1,600 - US$1,800	US$	1,400 - US$1,500

US$ Gold price per ounce – year 4 onwards	US$	1,500	US$	1,350
Resource value per ounce (with infrastructure)	US$	76	US$	70
Discount rates - real		8.4%		8.5%
Life-of-mine		7 years		10 years